Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan Global Discovery Fund (the “Fund”)

SUPPLEMENT DATED 10 APRIL 2018

TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

The Fund currently offers Investor Shares of the Fund only. Institutional Shares of the Fund are not offered for sale at this time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE